Stockholders’ Equity (Details Narrative) - USD ($)						3 Months Ended				4 Months Ended		12 Months Ended
	Sep. 27, 2023	Jun. 12, 2023	Jun. 01, 2023	Aug. 15, 2022	Jun. 12, 2022	Mar. 31, 2024		Mar. 31, 2023		Jul. 31, 2022	Apr. 30, 2021	Dec. 31, 2023		Dec. 31, 2022		Jun. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued						69,931,056						69,931,056		68,808,970
Common stock, shares outstanding												69,931,056		68,808,970
Issuance of common stock, net											$ 3,525,000
Net of issuance cost											$ 223,000
Shares issued price per share										$ 0.88	$ 0.64					$ 1.00
Exercise price of warrants		$ 0.0140									$ 0.64
Proceeds from private placement												$ 1,000,000		$ 3,625,000
Share price		1,000,000
Purchase plans employees	16,000,000					14,096,675						15,544,175
Shares vested grant						13,091,888						12,494,480
Share Price						$ 0.41		$ 0.53	[1]			$ 0.4
Granted shares												34,086
Nonoperating Income (Expense)						$ 1,000		$ 2,000				$ 2,000		$ 28,000
Unrecognized compensation cost												$ 534,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price						$ 0.53	[1]					$ 0.53	[2]	$ 0.26	[2]
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price						0.64	[1]					0.64	[2]	$ 0.53	[2]
Employee Stock Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share						$ 0.32						$ 0.32
Stock issued during period shares issued for services						7,795,675						7,821,175
Employee Stock Option Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share						$ 0.58						$ 0.58
Stock issued during period shares issued for services						5,821,000						7,043,000
Employee Stock Option Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share						$ 0.01						$ 0.01
Stock issued during period shares issued for services						480,000						480,000
Employee Stock Option Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share												$ 0.64
Stock issued during period shares issued for services												200,000
2020 Incentive Stock Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted shares				88,000	2,272
Nonoperating Income (Expense)														$ 1,330,000
Two Thousand Twenty Three Incentive Stock Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted shares			176,000									88,000
Nonoperating Income (Expense)												$ 1,682,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued during the period		1,000,000
Purchase plans employees	17,500,000
Share Price		$ 1,000.00
Common Stock [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding term												1 year
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding term												10 years
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants										$ 1.10
Proceeds from private placement										$ 3,625,000
Purchase Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock, exercisable										4,119,321
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued during the period											5,507,813
Investor [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued during the period										4,119,321
Investor [Member] | Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants		$ 1.40
Proceeds from private placement		$ 1,000,000
Share price		1,000,000
Investor [Member] | Subscription Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued during the period		1,000,000
Shares issued price per share		$ 1.00

[1]	The Company’s common stock is quoted on the OTCQB. However, the Company considers its share price as it is traded on OTCQB to not be an appropriate representation of fair value, since it is not traded on an active market. The Company determined that the market is inactive due to low level of activity of the Company’s common stock, stale or non-current price quotes and price quotes that vary substantially either over time or among market makers. Consequently, the price of the Company’s common stock has been determined based on private placement equity offerings conducted in April 2021, July 2022 and June 2023 consisting of units comprised of shares of common stock and warrants, at a per unit purchase price of $0.64, $0.88 and $1.00, respectively. In order to evaluate the price per share, the warrant value has been deducted from the total unit price.
[2]	The Company’s common stock is quoted on the OTCQB. However, the Company considers its share price as it is traded on OTCQB to not be an appropriate representation of fair value, since it is not traded on an active market. The Company determined that the market is inactive due to low level of activity of the Company’s common stock, stale or non-current price quotes and price quotes that vary substantially either over time or among market makers. Consequently, the price of the Company’s common stock has been determined based on private placement equity offerings conducted in April 2021, July 2022 and June 2023 consisting of units comprised of shares of common stock and warrants, at a per unit purchase price of $0.64, $0.88 and $1.00, respectively. In order to evaluate the price per share, the warrant value has been deducted from the total unit price.